Description of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements Abstract
Description of the Business and Basis of Presentation

1. DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

Description of the Business—Montrose Environmental Group, Inc. (“Montrose” or the “Company”) is a corporation formed on November 2013, under the laws of the State of Delaware. The Company has approximately 70 offices across the United States, Canada and Australia and over 1,700 employees. Montrose is highly acquisitive and, as of September 30, 2020, had completed 56 acquisitions since its inception.

Montrose is an environmental services company serving the recurring environmental needs of a diverse client base, including Fortune 500 companies and federal, state and local governments through the following three segments:

Assessment, Permitting and Response—Through its Assessment, Permitting and Response segment, Montrose provides scientific advisory and consulting services to support environmental assessments, environmental emergency response, and environmental audits and permits for current operations, facility upgrades, new projects, decommissioning projects and development projects. Montrose’s technical advisory and consulting offerings include regulatory compliance support and planning, environmental, ecosystem and toxicological assessments and support during responses to environmental disruption. Montrose helps clients navigate regulations at the local, state, provincial and federal levels.

Measurement and Analysis—Through its Measurement and Analysis segment, Montrose’s teams test and analyze air, water and soil to determine concentrations of contaminants as well as the toxicological impact of contaminants on flora, fauna and human health. Montrose’s offerings include source and ambient air testing and monitoring, leak detection and repair (“LDAR”) and advanced analytical laboratory services such as air, storm water, wastewater and drinking water analysis.

Remediation and Reuse—Through its Remediation and Reuse segment, Montrose provides clients with engineering, design, implementation and operations and maintenance (“O&M”) services, primarily to treat contaminated water, remove contaminants from soil or create biogas from waste. The Company does not own the properties or facilities at which it implements these projects or the underlying liabilities, nor does it own material amounts of the equipment used in projects; instead, the Company assists clients in designing solutions, managing projects and mitigating their environmental risks and liabilities at their locations.

Initial Public Offering—On July 27, 2020, the Company completed its initial public offering (“IPO”) of common stock, in which it sold 11,500,000 shares, including 1,500,000 shares issued pursuant to the underwriters full exercise on July 24, 2020 of the underwriters’ option to purchase additional shares, at a price to the public of $15.00 per share, resulting in net proceeds to the Company of approximately $161.3 million after deducting underwriting discounts of $11.2 million. Additionally, the Company offset $4.4 million of deferred IPO costs against IPO proceeds recorded to additional paid in capital. These deferred IPO costs were directly attributable to the IPO offering in accordance with Staff Accounting Bulletin Topic 5: Miscellaneous Accounting. The Company’s common stock began trading on the New York Stock Exchange on July 23, 2020.

Basis of Presentation—The unaudited condensed consolidated financial statements include the operations of the Company and its wholly-owned subsidiaries. These unaudited condensed consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) and have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) that permit reduced disclosure for interim periods. The unaudited condensed consolidated financial statements include all accounts of the Company and, in the opinion of management, include all recurring adjustments and normal accruals necessary for a fair statement of the Company’s financial position, results of operations and cash flows for the dates and periods presented. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of and for the year ended December 31, 2019. Results for interim periods are not necessarily indicative of the results to be expected during the remainder of the current year or for any future period. All intercompany transactions, accounts and profits, have been eliminated in the condensed consolidated financial statements.

1. DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

Description of the Business—Montrose Environmental Group, Inc. (“Montrose” or the “Company”) is a Corporation formed on November 2013, under the laws of the State of Delaware. The Company has over 60 offices across the United States, Canada and Australia and over 1,300 employees. Montrose is highly acquisitive and, as of December 31, 2019, had completed 53 acquisitions since its inception.

Montrose is an environmental services company serving the recurring environmental needs of a diverse client base, including Fortune 500 companies and Federal, State and local government through the following three segments:

Assessment, Permitting and Response—Through its Assessment, Permitting and Response segment, Montrose provides scientific advisory and consulting services to support environmental assessments, environmental emergency response, and environmental audits and permits for current operations, facility upgrades, new projects, decommissioning projects and development projects. Our technical advisory and consulting offerings include regulatory compliance support and planning, environmental, ecosystem and toxicological assessments and support during responses to environmental disruption. Montrose helps clients navigate regulations at the local, state, provincial and federal levels.

Measurement and Analysis—Through its Measurement and Analysis segment, Montrose’s teams test and analyze air, water and soil to determine concentrations of contaminants as well as the toxicological impact of contaminants on flora, fauna and human health. Montrose’s offerings include source and ambient air testing and monitoring, leak detection and repair (“LDAR”) and advanced analytical laboratory services such as air, storm water, wastewater and drinking water analysis.

Remediation and Reuse—Through its Remediation and Reuse segment, Montrose provides clients with engineering, design, implementation and operations and maintenance services, primarily to treat contaminated water, remove contaminants from soil or create biogas from food or agricultural waste. The Company does not own the properties or facilities at which it implements these projects or the underlying liabilities, nor does it own material amounts of the equipment used in projects; instead, the Company assists clients in designing solutions, managing projects and mitigating their environmental risks and liabilities at their locations.

Basis of Presentation—The consolidated financial statements include the operations of the Company and its wholly-owned subsidiaries. These consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany transactions, accounts and profits, have been eliminated in the consolidated financial statements.